UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock U.S. Global Leaders Growth Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 99.66%		$442,159,717
(Cost $350,319,266)

Consumer Discretionary 16.16%		71,676,054

Hotels, Restaurants & Leisure 3.95%
Starbucks Corp. (L)	705,740	17,537,635

Internet & Catalog Retail 3.00%
Amazon.com, Inc. (I)	112,850	13,303,887

Specialty Retail 9.21%
Lowe's Companies, Inc.	872,600	18,097,724
Staples, Inc. (L)	1,118,387	22,736,808

Consumer Staples 7.11%		31,560,827

Beverages 7.11%
PepsiCo, Inc.	208,000	13,501,280
The Coca-Cola Company	327,700	18,059,547

Energy 6.23%		27,627,330

Energy Equipment & Services 6.23%
National Oilwell Varco, Inc.	352,810	13,816,040
Schlumberger, Ltd. (L)	231,500	13,811,290

Financials 6.97%		30,924,086

Capital Markets 3.95%
State Street Corp.	450,350	17,527,622

Consumer Finance 3.02%
American Express Company	300,100	13,396,464

Health Care 17.11%		75,894,929

Health Care Equipment & Supplies 6.34%
Intuitive Surgical, Inc. (I) (L)	11,060	3,631,772
Stryker Corp. (L)	237,080	11,040,816
Zimmer Holdings, Inc. (I)	253,860	13,452,041

Health Care Technology 3.58%
Cerner Corp. (I) (L)	205,110	15,885,770

Pharmaceuticals 7.19%
Johnson & Johnson	228,880	13,295,639
Teva Pharmaceutical Industries, Ltd., SADR	380,530	18,588,891

Industrials 7.30%		32,376,990

Air Freight & Logistics 3.28%
FedEx Corp. (L)	176,330	14,556,042

Trading Companies & Distributors 4.02%
Fastenal Company (L)	363,100	17,820,948

Information Technology 35.78%		158,766,635

Communications Equipment 4.97%
Juniper Networks, Inc. (I)	478,360	13,288,841
QUALCOMM, Inc.	229,600	8,743,168

Computers & Peripherals 3.96%
Apple, Inc. (I)	68,290	17,567,603

1

John Hancock U.S. Global Leaders Growth Fund
As of 7-31-10 (Unaudited)

			Shares	Value
Information Technology (continued)

Internet Software & Services 6.97%
eBay, Inc. (I)			654,020	$13,675,558
Google, Inc., Class A (I)			27,660	13,410,951
VistaPrint NV (I) (L)			116,810	3,860,571

IT Services 8.88%
Automatic Data Processing, Inc.			427,990	17,663,147
Visa, Inc., Class A (L)			296,480	21,746,808

Software 11.00%
Microsoft Corp.			693,790	17,906,720
Oracle Corp.			731,020	17,281,313
Red Hat, Inc. (I)			423,700	13,621,955

Materials 3.00%				13,332,866

Chemicals 3.00%
Ecolab, Inc.			272,600	13,332,866

Short-Term Investments18.40%				$81,627,513
(Cost $81,605,726)
		Maturity	Par value
	Yield*	date		Value

Short-Term Securities 0.32%				1,399,998
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	$1,400,000	1,399,998

			Shares	Value

Securities Lending Collateral 18.08%				80,227,515
John Hancock Collateral Investment Trust(W)	0.3385% (Y)		8,014,416	80,227,515

Total investments (Cost $431,924,992)† 118.06%				$523,787,230

Other assets and liabilities, net (18.06%)				($80,115,726)

Total net assets 100.00%				$443,671,504

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $447,615,333. Net unrealized appreciation aggregated $76,171,897, of which $102,582,793 related to appreciated investment securities and $26,410,896 related to depreciated investment securities.

2

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$ 71,676,054	$ 71,676,054	—	—
Consumer Staples	31,560,827	31,560,827	—	—
Energy	27,627,330	27,627,330	—	—
Financials	30,924,086	30,924,086	—	—
Health Care	75,894,929	75,894,929	—	—
Industrials	32,376,990	32,376,990	—	—
Information Technology	158,766,635	158,766,635	—	—
Materials	13,332,866	13,332,866	—	—
Short-Term Investments	81,627,513	80,227,515	$1,399,998	—
Total investments in Securities	$ 523,787,230	$ 522,387,232	$1,399,998	—

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee,

3

following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

5

260Q3 7/10
9/10

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Classic Value Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 99.59%	$2,324,395,086
(Cost $2,393,436,090)

Consumer Discretionary 8.47%		197,757,127

Household Durables 1.94%
Fortune Brands, Inc. (L)	1,029,450	45,172,266

Media 3.53%
Omnicom Group, Inc. (L)	2,213,700	82,482,462

Multiline Retail 3.00%
J.C. Penney Company, Inc.	2,846,220	70,102,399

Consumer Staples 4.11%		95,967,787

Food Products 1.99%
Kraft Foods, Inc., Class A (L)	1,593,675	46,551,247

Personal Products 2.12%
Avon Products, Inc. (L)	1,587,425	49,416,540

Energy 9.97%		232,782,359

Oil, Gas & Consumable Fuels 9.97%
Apache Corp. (L)	465,000	44,444,700
BP PLC, SADR (L)	1,595,275	61,370,229
Exxon Mobil Corp.	1,536,273	91,684,773
Valero Energy Corp.	2,076,672	35,282,657

Financials 35.54%		829,422,974

Capital Markets 9.92%
Morgan Stanley	1,751,950	47,285,131
State Street Corp.	1,624,050	63,208,026
The Goldman Sachs Group, Inc.	254,275	38,349,756
UBS AG (I) (L)	4,871,429	82,668,150

Commercial Banks 2.94%
Comerica, Inc. (L)	907,993	34,830,612
PNC Financial Services Group, Inc.	570,578	33,886,627

Consumer Finance 1.57%
Capital One Financial Corp. (L)	863,301	36,543,531

Diversified Financial Services 6.54%
Bank of America Corp. (L)	3,058,675	42,943,797
Citigroup, Inc. (I)	14,894,602	61,067,868
JPMorgan Chase & Company	1,207,825	48,651,191

Insurance 14.57%
Axis Capital Holdings, Ltd.	1,882,421	58,675,063
Fidelity National Financial, Inc., Class A	2,711,699	40,051,794
Hartford Financial Services Group, Inc.	1,042,325	24,400,828
The Allstate Corp.	2,782,850	78,587,684
Torchmark Corp. (L)	1,483,175	78,712,097
Willis Group Holdings PLC	1,946,432	59,560,819

Health Care 7.74%		180,652,513

Health Care Equipment & Supplies 2.17%
Zimmer Holdings, Inc. (I)	955,282	50,620,393

Health Care Providers & Services 3.57%
Aetna, Inc. (L)	2,111,877	58,815,774

1

John Hancock Classic Value Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Health Care (continued)
Laboratory Corp. of America Holdings (I) (L)	335,100	$24,455,598

Pharmaceuticals 2.00%
Forest Laboratories, Inc. (I)	429,700	11,924,175
Johnson & Johnson	599,700	34,836,573

Industrials 13.62%		317,822,755

Aerospace & Defense 9.27%
L-3 Communications Holdings, Inc.	840,123	61,362,584
Northrop Grumman Corp. (L)	1,579,350	92,613,084
The Boeing Company	915,625	62,390,688

Building Products 2.25%
Masco Corp. (L)	5,095,280	52,379,478

Electrical Equipment 2.10%
Cooper Industries PLC (L)	1,086,975	49,076,921

Information Technology 13.69%		319,536,692

Communications Equipment 2.58%
Alcatel-Lucent, SADR (I) (L)	16,736,946	49,876,099
Motorola, Inc. (I)	1,394,871	10,447,584

Computers & Peripherals 2.99%
Dell, Inc. (I) (L)	3,510,210	46,475,180
Hewlett-Packard Company	506,425	23,315,807

Electronic Equipment, Instruments & Components 3.38%
Tyco Electronics, Ltd.	2,920,297	78,848,019

Software 4.74%
CA, Inc.	3,312,255	64,787,708
Microsoft Corp.	1,773,975	45,786,295

Materials 3.37%		78,669,622

Chemicals 3.37%
PPG Industries, Inc.	376,275	26,139,824
The Sherwin-Williams Company (L)	759,650	52,529,798

Utilities 3.08%		71,783,257

Electric Utilities 2.03%
Edison International	1,425,225	47,246,209

Multi-Utilities 1.05%
Sempra Energy (L)	493,207	24,537,048

Short-Term Investments 12.44%		$290,262,046
(Cost $290,202,634)

	Par value	Value

Repurchase Agreement 0.64%		14,889,000
Repurchase Agreement with State Street Corp. dated 7-30-10 at 0.01% to be repurchased at $14,889,012 on 8-2-10, collateralized by $15,170,000 Federal Home
Loan Mortgage Corp., 1.30% due 7-26-13 (valued at $15,188,963, including interest)	$14,889,000	14,889,000

2

John Hancock Classic Value Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Securities Lending Collateral 11.80%		$275,373,046
John Hancock Collateral Investment Trust, 0.3385% (W) (Y)	27,508,696	275,373,046

Total investments (Cost $2,683,638,724)† 112.03%		$2,614,657,132

Other assets and liabilities, net (12.03%)		($280,694,297)

Total net assets 100.00%	$2,333,962,835

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-10.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $2,806,784,311. Net unrealized depreciation aggregated $192,127,179, of which $252,470,343 related to appreciated investment securities and $444,597,522 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 7-31-10:

United States	83%
Switzerland	7%
United Kingdom	5%
Bermuda	2%
France	2%
Short-Term Investments & Other	1%

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	7-31-10	PRICE	INPUTS	INPUTS
Common Stocks
Consumer Discretionary	$197,757,127	$197,757,127	—	—
Consumer Staples	95,967,787	95,967,787	—	—
Energy	232,782,359	232,782,359	—	—
Financials	829,422,974	829,422,974	—	—
Health Care	180,652,513	180,652,513	—	—
Industrials	317,822,755	317,822,755	—	—
Information Technology	319,536,692	319,536,692	—	—
Materials	78,669,622	78,669,622	—	—
Utilities	71,783,257	71,783,257	—	—
Short-Term Investments	290,262,046	275,373,046	$14,889,000
Total Investments in Securities	$2,614,657,132	$2,599,768,132	$14,889,000	—

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

4

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

6

380Q3 7/10
9/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010